Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net loss attributable to ordinary shareholders	$ (118,006)	$ (205,432)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,213	874
Non-cash share-based compensation	13,753	3,959
Non-cash consideration for licenses		94,776
Amortization of Strimvelis loss provision	(2,921)	(4,726)
Other non-cash adjustments	(3,693)
Changes in operating assets and liabilities:
Trade and other receivables	(2,937)	(103)
Research and development tax credit receivable	(12,390)	(5,763)
Prepaid expenses, current assets and other assets	(3,548)	(6,927)
Accounts payable, accrued expenses and other current liabilities	3,676	46,283
Other Long-term liabilities	(356)	5,073
Net cash used in operating activities	(125,209)	(71,986)
Cash flows from investing activities:
Proceeds from sales and maturities of marketable securities	43,249
Purchases of marketable securities	(373,080)
Purchases of property and equipment	(1,528)	(3,720)
Net cash used in investing activities	(331,359)	(3,720)
Cash flows from financing activities:
Issuance of debt from credit facility, net of debt issuance costs paid	24,473
Issuance of convertible preferred shares		149,367
Proceeds from share options and ESPP shares	1,741	27
Issuance of ADSs in follow-on offering, net of underwriters' discounts	130,257
Payment of offering costs	(605)
Net cash provided by financing activities	155,866	149,394
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	708	931
Net decrease in cash, cash equivalents and restricted cash	(299,994)	74,619
Cash, cash equivalents, and restricted cash, beginning of period	339,681	89,856
Cash, cash equivalents, and restricted cash, end of period	39,687	164,475
Supplemental disclosure of non-cash investing and financing activities
Property and equipment included in accounts payable and accrued expenses	29
Convertible preferred shares issued for licenses		$ 93,391
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 726